Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

AFT CHOICE PLUS

Supplement Dated March 7, 2024 to the Contract Prospectus,
Initial Summary Prospectus, and Updating Summary Prospectus,
each dated May 1, 2023, as amended

This supplement to the variable annuity contract prospectus (“contract prospectus”), initial summary prospectus and updating summary prospectus (“summary prospectuses”), updates and amends certain information contained in them. Please read this supplement carefully and keep it with the contract prospectus and summary prospectuses that you may have received, for future reference. Capitalized terms not defined in this supplement shall have the meaning given to them in the contract prospectus and summary prospectuses.

NOTICE OF IMPORTANT INFORMATION

ABOUT YOUR CONTRACT PROSPECTUS AND SUMMARY PROSPECTUSES

Certain information has been corrected in the CURRENT EXPENSES and AVERAGE ANNUAL TOTAL RETURNS sections of the APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT (“APPENDIX A”), in the contract prospectus and the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (“APPENDIX”), in the summary prospectuses. In that regard, the APPENDIX A of the contract prospectus and the APPENDIX of the summary prospectuses are replaced in their entirety, after the words “APPENDIX A:” or “APPENDIX:”, as applicable, with the following:

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=isp&cid=voyavpx&fid=92912K240. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

X.105479-23A	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Allspring Small Company Value Fund (Class A)[1] Investment Adviser: Wells Fargo Funds Management, LLC Subadviser: Wells Capital Management Incorporated	1.15%	-12.14%	5.16%	9.13%
Seeks long-term capital growth by investing in common stocks. Income is a secondary objective.	American Century Investments® Disciplined Core Value Fund (A Class)[1] Investment Adviser: American Century Investment Management, Inc.	0.90%	-12.83%	6.65%	10.39%
Seeks to provide long-term growth of capital.	American Funds® - EuroPacific Growth Fund® (Class R-3)[1] Investment Adviser: Capital Research and Management CompanySM	1.11%	-23.24%	0.88%	4.62%
Seeks to provide growth of capital.	American Funds® - The Growth Fund of America® (Class R-3)[1] Investment Adviser: Capital Research and Management CompanySM	0.95%	-30.95%	6.87%	11.21%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

X.105479-23A	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to track the performance of the Calvert US Large-Cap Core Responsible Index (the “Index”), which measures the investment return of large-capitalization stocks.	Calvert US Large-Cap Core Responsible Index Fund (Class A)[2] Investment Adviser: Calvert Research and Management	0.49%	-25.57%	8.24%	11.78%
The investment objective of the Fund is total return through investment in real estate securities.	Cohen & Steers Real Estate Securities Fund, Inc. (Class A)[2] Investment Adviser: Cohen & Steers Capital Management, Inc.	1.10%	-29.80%	4.06%	7.70%
Seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor’s 500 Composite Stock Price Index (S&P 500® Index).	DWS Equity 500 Index Fund (Class S)[2,3] Investment Adviser: DWS Investment Management Americas, Inc. Subadviser: Northern Trust Investments, Inc.	0.25%	-18.31%	9.21%	12.26%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.60%	-26.31%	8.66%	11.43%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[2]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[3]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.

X.105479-23A	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)[4] Investment Adviser: Franklin Mutual Advisers, LLC	0.91%	-10.06%	5.48%	9.09%
Seeks income and conservation of principal and secondarily long-term growth of capital.	Impax Sustainable Allocation Fund (Investor Class)[5] Investment Adviser: Impax Asset Management LLC	0.89%	-7.60%	5.97%	7.14%
Seeks capital appreciation.	Invesco Main Street Mid Cap Fund® (Class A)[5] Investment Adviser: Invesco Advisers, Inc.	1.06%	-14.35%	5.92%	9.20%
Seeks long-term growth of capital.	Invesco Small Cap Growth Fund (Class A)[5,6] Investment Adviser: Invesco Advisers, Inc.	1.16%	-35.60%	4.18%	9.70%
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Mid Cap Stock Fund (Class A)[5,7] Investment Adviser: Lord, Abbett & Co. LLC	0.98%	-11.06%	4.34%	8.03%
Seeks long-term growth of capital and income.	Nuveen Global Infrastructure Fund (Class I)[5] Investment Adviser: Nuveen Fund Advisors, LLC Subadvisers: Nuveen Asset Management, LLC	0.97%	-6.15%	4.68%	7.14%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[4]	The Franklin Small Cap Value VIP Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to this fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
[5]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[6]	The Invesco Small Cap Growth Fund is only available to plans that were offering this Fund prior to April 29, 2011.
[7]	The Lord Abbett Mid Cap Stock Fund is only available to plans that were invested in the Fund as of December 21, 2015.

X.105479-23A	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Administrative Class) Investment Adviser: Pacific Investment Management Company LLC	0.97%	-12.09%	1.86%	0.79%
Seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Value Fund (Advisor Class)[8] Investment Adviser: T. Rowe Price Associates, Inc.	0.95%	-11.60%	7.50%	11.10%
Seeks current income with capital appreciation and growth of income.	Templeton Global Bond Fund (Class A)[8] Investment Adviser: Franklin Advisers, Inc.	0.96%	-6.17%	-3.53%	-1.02%
Seeks to track the performance of a broad, market-weighted bond index.	Vanguard® Total Bond Market Index Fund (AdmiralTM Shares)[9] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.05%	-13.16%	-0.01%	1.00%
Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.	Vanguard® Total International Stock Index Fund (AdmiralTM Shares)[9] Investment Adviser: The Vanguard Group, Inc. (Vanguard)	0.11%	-16.01%	1.09%	4.06%
Seeks long-term capital growth and current income.	Voya Global High Dividend Low Volatility Portfolio (Class I)[10] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-4.90%	4.80%	N/A

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[8]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[9]	The Vanguard Total Bond Market Index Fund and the Vanguard Total International Stock Index Fund are only available to plans that were offering these Funds prior to November 19, 2018.
[10]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.

X.105479-23A	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	VY® Invesco Global Portfolio (Class S)[11,12] Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	1.05%	-32.10%	2.55%	7.58%
Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.	Voya GNMA Income Fund (Class A)[13] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.84%	-10.61%	-0.50%	0.52%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%	-14.96%	9.42%	11.30%
Seeks to provide Investors with a high level of current income and total return.	Voya High Yield Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.48%	-12.28%	1.85%	3.53%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[11]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[12]	Effective December 1, 2023, the VY® Invesco Global Portfolio changed its name to Voya Global Insights Portfolio.
[13]	Effective December 1, 2023, Invesco Advisors, Inc. was replaced as subadviser for the Voya Global Insights Portfolio with Voya Investment Management Co. LLC.
X.105479-23A	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	-19.04%	8.01%	11.92%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-14.29%	5.23%	9.62%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-14.00%	4.43%	9.73%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2025 Portfolio (Class I)[14] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.19%	-15.81%	3.53%	6.04%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[14]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.

X.105479-23A	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2035 Portfolio (Class I)[15] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.21%	-17.76%	4.17%	7.25%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2045 Portfolio (Class I)[15] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.21%	-18.19%	5.07%	8.07%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2055 Portfolio (Class I)[15] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.27%	-18.38%	4.95%	8.06%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[15]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.

X.105479-23A	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2065 Portfolio (Class I)[16] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.37%	-18.45%	N/A	N/A
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution Income Portfolio (Class I)[16] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.18%	-14.13%	2.16%	3.84%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	-14.44%	-0.02%	1.61%
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	-16.68%	2.66%	8.69%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[16]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.

X.105479-23A	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.	Voya Strategic Allocation Conservative Portfolio (Class I)[17] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.71%	-16.46%	2.10%	4.45%
Seeks to provide capital appreciation.	Voya Strategic Allocation Growth Portfolio (Class I)[17] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.77%	-19.35%	4.05%	7.08%
Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).	Voya Strategic Allocation Moderate Portfolio (Class I)[17] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	-18.16%	3.31%	5.92%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.70%	0.63%	8.10%	11.13%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.89%	-7.83%	5.33%	8.12%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[17]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.

X.105479-23A	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	-12.18%	8.92%	10.64%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	1.03%	-24.47%	8.30%	11.77%
Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.	VY® T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.86%	-3.41%	6.96%	9.63%
A non-diversified Portfolio that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.96%	-40.81%	4.49%	10.83%
Seeks long-term capital appreciation.	Wanger Acorn[18] Investment Adviser: Columbia Wanger Asset Management, LLC	0.95%	-33.46%	3.06%	8.21%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
18	Effective April 21, 2023, Wanger Select reorganized with and merged into Wanger Acorn.

X.105479-23A	March 2024

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the contract prospectus, summary prospectuses, and Statement of Additional Information for each fund. You may obtain these documents by contacting Customer Service.

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full contract prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

X.105479-23A	March 2024